Stockholders' Equity (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity [Abstract]
Stockholders' Equity
Note 3 — Stockholders’ Equity
Series F Convertible Preferred Stock: On November 27, 2017, the Company closed on an underwritten public offering of Series F convertible preferred stock and warrants to purchase shares of common stock for gross proceeds of $18.0 million. Net proceeds totaled approximately $16.2 million after deducting the underwriting discounts and commissions and other costs associated with the offering. The offering was comprised of Series F convertible preferred stock, convertible into shares of the Company’s common stock at a conversion price of $189,000 per share. Each share of Series F convertible preferred stock was accompanied by a Series 1 warrant, which expired on the first anniversary of its issuance, to purchase 16 shares of the Company’s common stock at an exercise price of $189,000 per share, and a Series 2 warrant, which expires on the seventh anniversary of its issuance, to purchase 4 shares of the Company’s common stock at an exercise price of $189,000 per share. The Series F convertible preferred stock has full ratchet price-based anti-dilution protection, subject to customary carve-outs, in the event of a down-round financing at a price per share below the conversion price of the Series F convertible preferred stock (which protection will expire if, during any 20 of 30 consecutive trading days, the volume weighted average price of the Company’s common stock exceeds 300% of the then-effective conversion price of the Series F convertible preferred stock and the daily dollar trading volume for each trading day during such period exceeds $200,000). The exercise price of the warrants is fixed and does not contain any variable pricing features, nor any price-based anti-dilutive features, apart from customary adjustments for stock splits, combinations, reclassifications, stock dividends or fundamental transactions. A total of 18,000 shares of Series F convertible preferred stock convertible into 96 shares of common stock and warrants to purchase 191 shares of common stock were issued in the offering.
Effective March 12, 2019, the conversion price of the Series F convertible preferred stock was reduced from $89,040 to $15,750, the per share price to the public of the Series G convertible preferred stock issued in the March 2019 Offering. Effective October 25, 2019, the conversion price of the Series F convertible preferred stock was reduced from $15,750 to $4,230, and on November 6, 2019, from $4,230 to $2,983, the per share price to the public in the October and November 2019 transactions, respectively. Effective January 28, 2020, the conversion price of the Series F convertible preferred stock was reduced from $2,983 to $1,650, the per share price to the public of the Series H convertible preferred stock which closed in an underwritten public offering on January 28, 2020. Effective March 23, 2020, the conversion price of the Series F convertible preferred stock was reduced from $1,650 to $900, the per share price to the public in the March 2020 transaction. In connection with the March 2021 Offering, the conversion price of the Series F convertible preferred stock was reduced from $900 to $550, the per share price to the public in the March 2021 Offering. In addition, the exercise price of the common stock warrants issued in connection with the offering consummated by the Company on January 28, 2020 (the “January 2020 Offering”) was reduced from $900 to $550, the per share price to the public in the March 2021 Offering. In connection with the September 2021 offering, the conversion price of the Series F convertible preferred stock was reduced from $550 to $250, the per share price to the public in the September 2021 offering, described below. In connection with the October 2022 offering, the conversion price of the Series F convertible preferred stock was reduced from $250 to $25, the per share price to the public in the October 2022 offering, described below.
As of September 30, 2023, and December 31, 2022, 127 shares of the Series F convertible preferred stock remained outstanding.
March 2021 Offering: On March 19, 2021, the Company closed on an underwritten public offering of 37,958 shares of common stock, for gross proceeds of approximately $20.9 million (the “March 2021 Offering”). Net proceeds totaled approximately $18.9 million after deducting the underwriting discounts and commissions and other costs associated with the offering and after giving effect to the underwriters’ full exercise of their overallotment option.
September 2021 Offering: On September 17, 2021, the Company closed on an underwritten public offering of 40,056 shares of common stock, for gross proceeds of approximately $10.0 million (the “September 2021 Offering”). Net proceeds totaled approximately $9.0 million after deducting the underwriting discounts and commissions and other costs associated with the offering and after giving effect to the underwriters’ full exercise of their overallotment option.
In connection with the September 2021 Offering, the conversion price of the Series F convertible preferred stock was reduced from $550 to $250, the per share price to the public in the September 2021 Offering. In addition, the exercise price of the common stock warrants issued in connection with the January 2020 Offering was reduced from $550 to $250, the per share price to the public in the September 2021 Offering.
October 2022 Offering: On October 18, 2022, the Company closed on an underwritten public offering of 209,940 shares of common stock and 23,157,124 shares of Series I convertible preferred stock, for gross proceeds of approximately $11.0 million (the “October 2022 Offering”). Net proceeds totaled approximately $9.4 million after deducting underwriting discounts and commissions and other costs associated with the offering and after giving effect to the underwriters’ full exercise of their overallotment option.
The offering was comprised of (1) 209,940 Class A Units, priced at a public offering price of $25 per Class A Unit, with each Class A Unit consisting of one share of common stock and 1.5 warrants to purchase one share of common stock at an exercise price of $25 per share, and (2) 23,157,124 Class B Units, priced at a public offering price of $0.25 per Class B Unit, with each Class B Unit consisting of one share of Series I convertible preferred stock, convertible into one share of common stock for every one hundred shares of Series I convertible preferred stock, and 1.5 warrants to purchase one share of common stock for every one hundred shares of Series I convertible preferred stock. The warrants included a cashless exercise provision that upon becoming exercisable, the warrant holders could exercise the warrants for common stock at a zero-dollar exercise price.
The warrants became exercisable beginning on the effective date of a reverse stock split in an amount sufficient to permit the exercise in full of the warrants, contingent upon stockholder approval of (i) such reverse stock split and (ii) of the exercisability of the warrants under Nasdaq rules, and they expire on the sixth anniversary of the initial exercise date.
On December 8, 2022, following a special meeting of stockholders, the Company’s board of directors approved a one-for-one hundred reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On December 9, 2022, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation to effect the Reverse Stock Split. The Reverse Stock Split became effective as of 5:00 p.m. Eastern Time on December 9, 2022, and the Company’s common stock began trading on a split-adjusted basis when the market opened on December 12, 2022. The conversion price of the preferred stock issued in the October 2022 offering was fixed and does not contain any variable pricing feature or any price-based anti-dilutive feature. The preferred stock issued in this transaction includes a beneficial ownership blocker but has no dividend rights (except to the extent that dividends are also paid on the common stock) or liquidation preference and, subject to limited exceptions, has no voting rights. The securities comprising the units are immediately separable and were issued separately. This reverse stock split did not change the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Fourth Amended and Restated Certificate of Incorporation, as amended. All share and per-share amounts in this quarterly report have been retroactively adjusted to reflect the reverse stock splits for all periods presented.
On January 4, 2023, the Company secured stockholder approval for the exercisability of the common stock warrants issued in the October 2022 Offering. The warrants were subsequently determined to be equity-classified warrants and were marked to market, then reclassified to the equity section of the consolidated balance sheet. Through June 30, 2023, 660,046 common stock warrants had converted into 660,046 shares of common stock at a zero-dollar exercise price, with no proceeds received by the Company.
In connection with the October 2022 Offering, the conversion price of the Series F convertible preferred stock was reduced from $250 to $25, the per share price to the public in the October 2022 Offering. In addition, the exercise price of the common stock warrants issued in connection with the January 2020 Offering was reduced from $250 to $25, the per share price to the public in the October 2022 Offering.
2023 At-the-Market Program: In March 2023, the Company filed a Prospectus Supplement to its Registration Statement on Form S-3 with the SEC in connection with a proposed At-the-Market Securities offering (the “At-the-Market Program”). During the three months and nine months ended September 30, 2023, the Company issued none and 657,333 shares of common stock under the At-the-Market Program for gross proceeds of none and approximately $2.3 million, respectively. Net proceeds for the three and nine months ended September 30, 2023, totaled none approximately $2.1 million, respectively, after deducting the underwriting discounts and commissions and other costs associated with the offering.
Underwriter and Placement Agent Fees: In connection with the offerings described above, the Company paid the underwriter or placement agent, as applicable, an aggregate cash fee equal to 8% of the aggregate gross proceeds raised in each of the offerings, except with respect to the issuances made pursuant to the At-the-Market Program, for which the placement fee was equal to 3% of the aggregate gross proceeds.
Market-Based Warrants: On May 30, 2019, the Company granted a market-based warrant to a consultant in exchange for investor relations services. The warrant represents the right to acquire up to 33 shares of the Company’s common stock at an exercise price of $9,540 per share, based on the closing stock price of the Company’s common shares on May 30, 2019. The warrant is subject to a vesting schedule based on the Company achieving certain market stock prices within a specified period of time. The warrant expires on May 30, 2024 and had not vested as of September 30, 2023.
Supply Agreement Warrants: On June 19, 2023, we entered into a Supply and Collaboration Agreement (the “Supply Agreement”) with DaVita Inc., a Delaware corporation (“DaVita”), pursuant to which DaVita will pilot the Aquadex ultrafiltration therapy system to treat adult patients with congestive heart failure and related conditions within select U.S. markets. The pilot program is expected to launch by the end of fourth quarter 2023 and extend through May 31, 2024 (the “Pilot”). Through the Pilot, ultrafiltration therapy using Aquadex will be offered at a combination of DaVita’s hospital customer and outpatient center locations, with both companies collaborating on the roll-out of the therapy, clinician training, and patient support. At the conclusion of the Pilot, DaVita has the option, in its sole discretion, to extend the Supply Agreement with the Company for continued provision of both inpatient and outpatient ultrafiltration services for up to 10 years (“Ultrafiltration Services Approval”).
In conjunction with the Supply Agreement, the Company issued DaVita a warrant to purchase up to an aggregate of 1,289,081 shares of common stock of the Company, par value $0.0001 per share, at an exercise price of $3.2996 per share (the “DaVita Warrant”), provided that at no time can the DaVita Warrant be exercised for an amount of shares that would represent greater than 19.9% ownership in the Company subject to certain vesting milestones. The DaVita Warrant is expected to vest in four tranches as follows: (i) 25% upon receipt of notice to extend the Supply Agreement past the initial pilot-term; (ii) 25% upon the attainment by the Company of a net revenue achievement from DaVita’s efforts pursuant to the Supply Agreement within twelve months of Ultrafiltration Services Approval; (iii) 25% upon the attainment by the Company of a net revenue achievement from DaVita’s efforts pursuant to the Supply Agreement within twenty-four months of Ultrafiltration Services Approval; and (iv) 25% upon the attainment by the Company of a net revenue achievement from DaVita’s efforts pursuant to the Supply Agreement within thirty-six months of Ultrafiltration Services Approval. This warrant had not vested as of September 30, 2023.
The Company evaluated the accounting treatment for the DaVita Warrant pursuant to ASC 718, “Stock Compensation,” and ASC 480, “Distinguishing Liabilities from Equity,” and concluded that the DaVita Warrant should be classified as an equity instrument on the balance sheet as of September 30, 2023. In accordance with this treatment, the Company’s management concluded none of the performance-based vesting conditions of the DaVita warrant were probable of vesting as of September 30, 2023, and therefore, no expense associated with the DaVita Warrant was recognized in the Company’s financial statements as of that date. The Company will continue to evaluate the probability of achieving the performance milestones associated with the DaVita Supply Agreement and will record the related equity-based expense in its financial statements based on the grant date fair value of the DaVita Warrant when management deems it is probable that the performance-based vesting conditions will be achieved.

Note 4—Stockholders’ Equity
Series F Convertible Preferred Stock: On November 27, 2017, the Company closed on an underwritten public offering Series F Convertible Preferred Stock and warrants to purchase shares of common stock for gross proceeds of $18.0 million. Net proceeds totaled approximately $16.2 million after deducting the underwriting discounts and commissions and other costs associated with the offering.
The offering was comprised of Series F convertible preferred stock, convertible into shares of the Company’s common stock at a conversion price of $189,000 per share. Each share of Series F convertible preferred stock was accompanied by a Series 1 warrant, which was to expire on the first anniversary of its issuance, to purchase 16 shares of the Company’s common stock at an exercise price of $189,000 per share, and a Series 2 warrant, which expires on the seventh anniversary of its issuance, to purchase 4 shares of the Company’s common stock at an exercise price of $189,000 per share. The Series F convertible preferred stock has full ratchet price-based anti-dilution protection, subject to customary carve-outs, in the event of a down-round financing at a price per share below the conversion price of the Series F convertible preferred stock (which protection will expire if, during any 20 of 30 consecutive trading days, the volume weighted average price of the Company’s common stock exceeds 300% of the then-effective conversion price of the Series F convertible preferred stock and the daily dollar trading volume for each trading day during such period exceeds $200,000). The exercise price of the warrants is fixed and does not contain any variable pricing features, nor any price based anti-dilutive features, apart from customary adjustments for stock splits, combinations, reclassifications, stock dividends or fundamental transactions. A total of 18,000 shares of Series F convertible preferred stock convertible into 96 shares of common stock and warrants to purchase 191 shares of common stock were issued in the offering.
Effective March 12, 2019, the conversion price of the Series F convertible preferred stock was reduced from $89,040 to $15,750, the per share price to the public of the Series G convertible preferred stock issued in the March 2019 Offering. Effective October 25, 2019, the conversion price of the Series F convertible preferred stock was reduced from $15,750 to $4,230, and on November 6, 2019, from $4,230 to $2,983, the per share price to the public in the October and November 2019 transactions, respectively. Effective January 28, 2020, the conversion price of the Series F convertible preferred stock was reduced from $2,983 to $1,650, the per share price to the public of the Series H convertible preferred stock which closed in an underwritten public offering on January 28, 2020, described below. Effective March 23, 2020, the conversion price of the Series F convertible preferred stock was reduced from $1,650 to $900, the per share price to the public in the March 2020 transaction, described below. In connection with the September 2021 offering, the conversion price of the Series F convertible preferred stock was reduced from $550 to $250, the per share price to the public in the September 2021 offering, described below. In connection with the October 2022 offering, the conversion price of the Series F convertible preferred stock was reduced from $250 to $25, the per share price to the public in the October 2020 offering, described below.
As of December 31, 2022, and December 31, 2021, 127 shares of the Series F convertible preferred stock remained outstanding.
Series H Convertible Preferred Stock and January 2020 Offering: On January 28, 2020, the Company closed on an underwritten public offering of common stock, Series H convertible preferred stock, and warrants to purchase shares of common stock for gross proceeds of $9.7 million, which included the full exercise of the underwriter’s over-allotment option to purchase additional shares and warrants (“January 2020 Offering”). Net proceeds totaled approximately $8.6 million after deducting the underwriting discounts and commissions and other costs associated with the offering. The Series H convertible preferred stock included a beneficial conversion amount of $1.6 million, representing the intrinsic value of the shares at the time of issuance, and $0.2 million of down-round protection in connection with the re-pricing of the warrants following the March 2020 offering described below. This amount is reflected as an increase to the loss per share allocable to common stockholders in the year ended December 31, 2020.
The January 2020 Offering was comprised of 2,015 shares of common stock priced at $1,650 per share and 115,173 shares of Series H convertible preferred stock, convertible into common stock at $1,650 per share, including the full exercise of the over-allotment option. Each share of Series H convertible preferred stock and each share of common stock was accompanied by a warrant to purchase common stock. The warrants are exercisable into 5,855 shares of common stock. The conversion price of the preferred stock issued in the transaction is fixed and does not contain any variable pricing feature or any price-based anti-dilutive feature. The preferred stock issued in this transaction includes a beneficial ownership blocker but has no dividend rights (except to the extent that dividends are also paid on the common stock) or liquidation preference, and, subject to limited exceptions, has no voting rights. The securities comprising the units are immediately separable and were issued separately. The warrants were exercisable beginning on the closing date and expire on the fifth anniversary of the closing date and had an initial exercise price per share equal to $1,650 per share, subject to appropriate adjustment in the event of subsequent equity sales of common stock or securities convertible into common stock for an exercise price per share less than the exercise price per share of the warrants then in effect (but in no event lower than 10% of the applicable unit offering price), or in the event of recapitalization events, stock dividends, stock splits, stock combinations, reclassifications, reorganizations or similar events affecting our common stock. Effective March 23, 2020, the exercise price of these warrants was reduced from $1,650 to $900, the per share price to the public in the March 2020 offering, described below.
As of December 31, 2020, all 115,173 shares of the Series H convertible preferred stock had been converted into common stock and none remained outstanding. As of December 31, 2020, warrants to purchase 4,552 shares of common stock had been exercised for total cash proceeds of $4.1 million.
March 2020 Offering: On March 23, 2020, the Company closed on a registered direct offering of 1,387 shares of its common stock at a price to the public of $900 per share, for gross proceeds of approximately $1.2 million, or $1.0 million net proceeds, after deducting commissions and offering expenses. In a concurrent private placement, the Company agreed to issue to the investors in the registered direct offering warrants to purchase up to 1,387 shares of the Company’s common stock. The warrants to purchase up to 1,387 shares of common stock have an exercise price of $1,118 per share, were exercisable six months from the date of issuance, and will expire five and a half years from the date of issuance.
April 2020 Offering: On April 1, 2020, the Company closed on a registered direct offering of 1,710 shares of its common stock at a price to the public of $1,302 per share, for gross proceeds of approximately $2.2 million, prior to deduction of commissions and offering expenses related to the transaction. In a concurrent private placement, the Company agreed to issue to the investors in the registered direct offering warrants to purchase up to 855 shares of the Company’s common stock. The warrants have an exercise price of $1,115 per share, were exercisable immediately, and will expire five and a half years from the date of issuance.
May 2020 Offering: On May 5, 2020, the Company closed on a registered direct offering of 1,199 shares of its common stock at a price to the public of $1,418 per share, for gross proceeds of approximately $1.7 million, prior to deduction of commissions and offering expenses related to the transaction. In a concurrent private placement, the Company agreed to issue to the investors in the registered direct offering warrants to purchase up to 600 shares of the Company’s common stock. The warrants have an exercise price of $1,230 per share, were exercisable immediately, and will expire five and a half years from the date of issuance.
August 2020 Offering: On August 21, 2020, the Company closed on an underwritten public offering of common stock and warrants to purchase shares of common stock for gross proceeds of approximately $14.4 million, which included the full exercise of the underwriter’s over-allotment option to purchase additional shares and warrants (“August 2020 Offering”). Net proceeds totaled approximately $13.0 million after deducting the underwriting discounts and commissions and other costs associated with the offering. The August 2020 Offering was comprised of 10,647 shares of common stock priced at $1,350 per share. Each share of common stock was accompanied by a warrant to purchase common stock. The warrants are exercisable into 10,647 shares of common stock. The securities comprising the units are immediately separable and were issued separately. The warrants were exercisable beginning on the effective date of our stockholders’ approval of a reverse stock split in an amount sufficient to permit the exercise in full of the warrants, which occurred on October 6, 2020, and will expire on the five-year anniversary of the closing date.
March 2021 Offering: On March 19, 2021, the Company closed on an underwritten public offering of 37,958 shares of common stock, for gross proceeds of approximately $20.9 million (the “March 2021 Offering”). Net proceeds totaled approximately $18.9 million after deducting the underwriting discounts and commissions and other costs associated with the offering and after giving effect to the underwriters’ full exercise of their overallotment option.
In connection with the March 2021 Offering, the conversion price of the Series F convertible preferred stock was reduced from $900 to $550, the per share price to the public in the March 2021 Offering. In addition, the exercise price of the common stock warrants issued in connection with the January 2020 Offering was reduced from $900 to $550, the per share price to the public in the March 2021 Offering.
September 2021 Offering: On September 17, 2021, the Company closed on an underwritten public offering of 40,056 shares of common stock, for gross proceeds of approximately $10.0 million (the “September 2021 Offering”). Net proceeds totaled approximately $9.0 million after deducting the underwriting discounts and commissions and other costs associated with the offering and after giving effect to the underwriters’ full exercise of their overallotment option.
In connection with the September 2021 Offering, the conversion price of the Series F convertible preferred stock was reduced from $550 to $250, the per share price to the public in the September 2021 Offering. In addition, the exercise price of the common stock warrants issued in connection with the January 2020 Offering was reduced from $550 to $250, the per share price to the public in the September 2021 Offering.
October 2022 Offering: On October 18, 2022, the Company closed on an underwritten public offering of 209,940 shares of common stock and 23,157,124 shares of Series I convertible preferred stock, for gross proceeds of approximately $11.0 million (the “October 2022 Offering”). Net proceeds totaled approximately $9.4 million after deducting underwriting discounts and commissions and other costs associated with the offering and after giving effect to the underwriters’ full exercise of their overallotment option.
The offering was comprised of (1) 209,940 Class A Units, priced at a public offering price of $25 per Class A Unit, with each Class A Unit consisting of one share of common stock for every one hundred shares of Series I convertible preferred stock and 1.5 warrants to purchase one share of common stock at an exercise price of $25 per share, and (2) 23,157,124 Class B Units, priced at a public offering price of $0.25 per Class B Unit, with each Class B Unit consisting of one share of Series I convertible preferred stock, convertible into one share of common stock for every one hundred shares of Series I convertible preferred stock, and 1.5 warrants to purchase one share of common stock for every one hundred shares of Series I convertible preferred stock. The warrants included a cashless exercise provision that upon becoming exercisable, the warrant holders could exercise at a $0.00 exercise price.
The warrants became exercisable beginning on the effective date of a reverse stock split in an amount sufficient to permit the exercise in full of the warrants, contingent upon stockholder approval of such reverse stock split and of the exercisability of the warrants under Nasdaq rules, and will expire on the sixth anniversary of the initial exercise date.
On December 8, 2022, following a special meeting of stockholders, the Company’s board of directors approved a one-for-one hundred reverse stock split of the Company’s issued and outstanding shares of common stock (the “Reverse Stock Split”). On December 9, 2022, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment to its Certificate of Incorporation (the “Certificate of Amendment”) to effect the Reverse Stock Split. The Reverse Stock Split became effective as of 5:00 p.m. Eastern Time on December 9, 2022, and the Company’s common stock began trading on a split-adjusted basis when the market opened on December 12, 2022. The conversion price of the preferred stock issued in the transaction was fixed and does not contain any variable pricing feature or any price-based anti-dilutive feature. The preferred stock issued in this transaction includes a beneficial ownership blocker but has no dividend rights (except to the extent that dividends are also paid on the common stock) or liquidation preference and, subject to limited exceptions, has no voting rights. The securities comprising the units are immediately separable and were issued separately.
In connection with the October 2022 Offering, the conversion price of the Series F convertible preferred stock was reduced from $250 to $25, the per share price to the public in the October 2022 Offering. In addition, the exercise price of the common stock warrants issued in connection with the January 2020 Offering was reduced from $250 to $25, the per share price to the public in the October 2022 Offering.
Placement Agent Fees: In connection with the offerings described above, the Company paid the placement agents an aggregate cash placement fee equal to 8% of the aggregate gross proceeds raised in each of the offerings.
Market-Based Warrants: On May 30, 2019, the Company granted a market-based warrant to a consultant in exchange for investor relations services. The warrant represents the right to acquire up to 33 shares of the Company’s common stock at an exercise price of $9,540 per share, the closing stock price of the Company’s common shares on May 30, 2019. The warrant is subject to a vesting schedule based on the Company achieving certain market stock prices within a specified period of time. The warrant expires on May 30, 2024. None of these warrants had vested as of December 31, 2022.
Reverse Stock Split: On December 5, 2022, the Company’s stockholders approved the Company’s management to execute a reverse split of its outstanding common stock at a ratio in the range of 1-for-50 to 1-for-100 and, on December 8, 2022, the Company’s board of directors approved a 1-for-100 reverse split of the Company’s outstanding common stock that became effective after trading on December 9, 2022. This reverse stock split did not change the par value of the Company’s common stock or the number of common or preferred shares authorized by the Company’s Fourth Amended and Restated Certificate of Incorporation, as amended. All share and per-share amounts have been retroactively adjusted to reflect the reverse stock splits for all periods presented.